Submission	Mar. 20, 2026
Submission [Line Items]
Central Index Key	0001930087
Registrant Name	Golub Capital Private Credit Fund
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES